CAPITAL STOCK (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Number Common Shares Equivalent	87,643,083	10,655,198
Exercise Price Per Share Eight [Member]
Number Common Shares Equivalent		1,180,000
Exercise Price Per Share		$ 1.25
Year Granted		2020
Consist of Expiration Date		January 12, 2025
Exercise Price Per Share Seven [Member]
Number Common Shares Equivalent		5,000,000
Exercise Price Per Share		$ 0.625
Year Granted		2019
Consist of Expiration Date		August 2, 2024
Exercise Price Per Share [Member]
Number Common Shares Equivalent		54,000
Exercise Price Per Share		$ 2.50
Year Granted		2017
Consist of Expiration Date		June 22, 2022 to June 30, 2022
Exercise Price Per Share One [Member]
Number Common Shares Equivalent		400,000
Exercise Price Per Share		$ 0.625
Year Granted		2018
Consist of Expiration Date		March 28, 2021
Exercise Price Per Share Two [Member]
Number Common Shares Equivalent		30,000
Exercise Price Per Share		$ 2.50
Year Granted		2018
Consist of Expiration Date		May 21, 2023
Exercise Price Per Share Three [Member]
Number Common Shares Equivalent		831,198
Exercise Price Per Share		$ 1.25
Year Granted		2018
Consist of Expiration Date		September 20, 2023
Exercise Price Per Share Four [Member]
Number Common Shares Equivalent		620,000
Exercise Price Per Share		$ 1.25
Year Granted		2018
Consist of Expiration Date		September 20, 2023
Exercise Price Per Share Five [Member]
Number Common Shares Equivalent		620,000
Exercise Price Per Share		$ 1.25
Year Granted		2019
Consist of Expiration Date		February 7, 2024
Exercise Price Per Share Six [Member]
Number Common Shares Equivalent		1,920,000
Exercise Price Per Share		$ 2.25
Year Granted		2019
Consist of Expiration Date		May 8, 2024